Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits	$ 18,742	$ 18,076	$ 18,002
Capitalised wages and salaries	870	1,320	1,475
Wages and salaries	17,072	17,072	17,056
Social security costs	1,503	1,378	1,472
Post-employment benefits	1,037	946	949
Employee compensation and benefits	$ 19,612	$ 19,396	$ 19,477